Property, Plant and Equipment - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	¥ 54,398	¥ 52,747	¥ 51,758
Building in process to obtain title certificates [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	¥ 9,605	¥ 6,159